Income Taxes	12 Months Ended
Dec. 31, 2014
Income Taxes [Abstract]
Income Taxes

Note 05. Income Taxes

The provision for income taxes was as follows:

Year Ended December 31	2014	2013	2012
Current
United States
Federal	$44.8	$(0.8)	$17.5
State	7.0	3.4	9.6
Non-United States	148.2	167.9	155.3
Total current	200.0	170.5	182.4
Deferred
United States
Federal	53.2	21.0	(20.4)
State	(1.9)	0.9	0.5
Non-United States	2.7	(4.9)	8.3
Total deferred	54.0	17.0	(11.6)
Total provision	$254.0	$187.5	$170.8

A reconciliation between taxes computed at the United States Federal statutory rate of 35% and the consolidated effective tax rate is as follows:

Year Ended December 31	2014	2013	2012
Income tax based on statutory rate	$238.6	$166.4	$128.9
Increase (decrease) resulting from:
Non-United States tax rate difference	20.1	27.7	40.8
Repatriation of non-United States earnings	(10.1)	(20.5)	(16.9)
State income taxes, net of Federal benefit	2.9	3.2	6.7
Change in valuation reserve	5.0	(0.5)	4.7
Other, net	(2.5)	11.2	6.6
Tax provision	$254.0	$187.5	$170.8

Included in non-United States tax rate difference are benefits of $2.8 and $5.9 for 2014 and 2013, respectively, related to the French CICE payroll tax credit because the CICE credit is tax-free for French tax purposes. The tax benefits related to the CICE credit in excess of these amounts are offset by related increases in United States tax expense. For United States tax purposes, certain French earnings impacted by the CICE credit are treated as a deemed dividend in the current year or future years, resulting in an increase in United States tax expense.

Deferred income taxes are recorded on temporary differences at the tax rate expected to be in effect when the temporary differences reverse. Temporary differences, which gave rise to the deferred taxes, were as follows:

December 31	2014	2013
Current Future Income Tax Benefits (Expense)
Accrued payroll taxes and insurance	$11.4	$17.9
Employee compensation payable	28.1	26.5
Pension and postretirement benefits	(5.2)	(4.7)
Repatriation of non-United States earnings	(53.1)	(16.7)
Other	50.8	46.0
Valuation allowance	(4.1)	(15.7)
	27.9	53.3
Noncurrent Future Income Tax Benefits (Expense)
Accrued payroll taxes and insurance	21.4	19.7
Pension and postretirement benefits	65.7	54.9
Intangible assets	(124.7)	(122.1)
Net operating losses	129.7	151.0
Other	43.3	70.3
Valuation allowance	(103.8)	(111.4)
	31.6	62.4
Total future tax benefits	$59.5	$115.7
Current tax asset	$52.2	$66.2
Current tax liability	(20.6)	(4.4)
Noncurrent tax asset	54.0	68.2
Noncurrent tax liability	(26.1)	(14.3)
Total future tax benefits	$59.5	$115.7

The current tax liability is recorded in accrued liabilities, the noncurrent tax asset is recorded in other assets and the noncurrent tax liability is recorded in other long-term liabilities in the Consolidated Balance Sheets.

We have United States Federal and non-United States net operating loss carryforwards and United States state net operating loss carryforwards totaling $435.5 and $317.6, respectively, as of December 31, 2014. The net operating loss carryforwards expire as follows:

	United States Federal	United States
	and Non-United States	State
2015	$3.3	$3.8
2016	7.4	2.0
2017	5.6	6.8
2018	4.0	6.0
2019	9.9	—
Thereafter	48.8	299.0
No expirations	356.5	—
Total net operating loss carryforwards	$435.5	$317.6

We have recorded a deferred tax asset of $129.7 as of December 31, 2014, for the benefit of these net operating losses. Realization of this asset is dependent on generating sufficient taxable income prior to the expiration of the loss carryforwards. A related valuation allowance of $103.4 has been recorded as of December 31, 2014, as management believes that realization of certain net operating loss carryforwards is unlikely.

Pretax earnings of non-United States operations was $485.9, $298.1 and $234.6 in 2014, 2013 and 2012, respectively.We have not provided United States income taxes or non-United States withholding taxes on $733.0 of unremitted earnings of non-United States subsidiaries that are considered to be permanently invested. Deferred taxes are provided on $452.8 of unremitted earnings of non-United States subsidiaries that may be remitted to the United States. As of December 31, 2014 and 2013, we have recorded a deferred tax liability of $53.1 and $16.7, respectively, related to these non-United States earnings that may be remitted.

As of December 31, 2014, we had gross unrecognized tax benefits related to various tax jurisdictions, including interest and penalties, of $30.8. We have related tax benefits of $1.4, and the net amount of $29.4 would favorably affect the effective tax rate if recognized. We do not expect our unrecognized tax benefits to change significantly over the next year.

As of December 31, 2013, we had gross unrecognized tax benefits related to various tax jurisdictions, including interest and penalties, of $32.3. We had related tax benefits of $1.9 for a net amount of $30.4.

We recognize accrued interest and penalties related to unrecognized tax benefits in income tax expense. We recorded a benefit of $0.6 related to our net interest and penalties during 2014, and accrued net interest and penalties of $6.3 and$0.1 during 2013 and 2012, respectively.

The following table summarizes the activity related to our unrecognized tax benefits during 2014, 2013 and 2012:

	2014	2013	2012
Gross unrecognized tax benefits, beginning of year	$23.9	$26.4	$25.0
Increases in prior year tax positions	0.7	2.1	5.8
Decreases in prior year tax positions	(1.2)	(5.6)	(0.8)
Increases for current year tax positions	2.2	3.4	3.1
Expiration of statute of limitations and audit settlements	(2.6)	(2.4)	(6.7)
Gross unrecognized tax benefits, end of year	$23.0	$23.9	$26.4
Potential interest and penalties	7.8	8.4	2.1
Balance, end of year	$30.8	$32.3	$28.5

We conduct business globally in 80 countries and territories. We are routinely audited by the tax authorities of the various tax jurisdictions in which we operate. Generally, the tax years that could be subject to examination are 2008 through 2014 for our major operations in Germany, Italy, France, Japan, the United States and the United Kingdom. As of December 31, 2014, we were subject to tax audits in France, Germany, Denmark, Austria, Italy, Norway and Spain. We believe that the resolution of these audits will not have a material impact on earnings.